Financing - Transaction costs and premiums of securities issues (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Financing
Total cost	R$ 399,512
Amortization	(243,209)
Balance to be amortized	156,303	R$ 85,645
Senior Notes
Financing
Total cost	134,754
Amortization	(67,565)
Balance to be amortized	67,189	27,280
Export financing
Financing
Total cost	77,457
Amortization	(57,262)
Balance to be amortized	20,195	23,076
Import (ECA)
Financing
Total cost	101,811
Amortization	(85,576)
Balance to be amortized	16,235	26,386
Syndicated Loan
Financing
Total cost	57,467
Amortization	(26,915)
Balance to be amortized	30,552	6,479
Debentures
Financing
Total cost	20,295
Amortization	(1,351)
Balance to be amortized	18,944
Other
Financing
Total cost	7,728
Amortization	(4,540)
Balance to be amortized	R$ 3,188	R$ 2,424